Other receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Other receivables
Sales tax recoverable	$ 82,772	$ 209,550
Interest receivable	393	15,511
Other receivables	3,703	3,703
Other receivables Net	$ 86,868	$ 228,764